ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Daqo New Energy Corp. (the “Company”) and its wholly owned subsidiaries, Chongqing Daqo New Energy Co., Ltd. (“Chongqing Daqo”) and Xinjiang Daqo New Energy Co., Ltd. (“Xinjiang Daqo”) are collectively referred to as the Group.

The Company was incorporated on November 22, 2007 in the Cayman Islands. Chongqing Daqo and Xinjiang Daqo were incorporated by the Company on January 14, 2008 and February 22, 2011, respectively, in the Peoples’ Republic of China (“PRC”).

The Group manufactures and sells polysilicon and wafers through Xinjiang Daqo and Chongqing Daqo.

In August 2015, Xinjiang Daqo issued stock representing 1% equity interest to Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment"), an affiliated company which is 100% held by the Company’s ultimate parent company, Daqo Group Co., Ltd. (“Daqo Group”), for total cash proceeds of $2.5 million, which is based on the fair value of Xinjiang Daqo. Xinjiang Daqo Investment's equity interests in Xinjiang Daqo is presented as a non-controlling interest in the Group’s consolidated financial statements.